HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                           STAG VARIABLE LIFE ARTISAN

   SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED AUGUST 3, 1998
                       FOR THE STAG VARIABLE LIFE ARTISAN

The Annual Fund Operating Expense table and all accompanying footnotes of the prospectus should be deleted and replaced with the following language:

                         ANNUAL FUND OPERATING EXPENSES
                         (as percentage of net assets)

                                                              MANAGEMENT FEES  OTHER EXPENSES      TOTAL FUND OPERATING
                                                                (BEFORE FEE    (BEFORE EXPENSE       EXPENSES (BEFORE
                                                                 WAIVERS)      REIMBURSEMENTS)  WAIVERS/REIMBURSEMENTS)(1)
                                                              ---------------  ---------------  --------------------------
 Hartford Advisers Fund......................................      0.634%           0.014%                0.648%
 Hartford Bond Fund..........................................      0.505%           0.017%                0.522%
 Hartford Capital Appreciation Fund..........................      0.641%           0.015%                0.656%
 Hartford Dividend and Growth Fund...........................      0.662%           0.011%                0.673%
 Hartford Growth and Income Fund (2).........................      0.750%           0.150%                0.900%
 Hartford Index Fund.........................................      0.400%           0.015%                0.415%
 Hartford International Advisers Fund........................      0.775%           0.094%                0.869%
 Hartford International Opportunities Fund...................      0.699%           0.081%                0.780%
 Hartford MidCap Fund........................................      0.775%           0.071%                0.846%
 Hartford Money Market Fund..................................      0.450%           0.017%                0.467%
 Hartford Mortgage Securities Fund...........................      0.450%           0.030%                0.480%
 Hartford Small Company Fund.................................      0.772%           0.017%                0.789%
 Hartford Stock Fund.........................................      0.458%           0.013%                0.471%
 Putnam VT Asia Pacific Growth Fund..........................      0.800%           0.270%                1.070%
 Putnam VT Diversified Income Fund...........................      0.690%           0.110%                0.800%
 Putnam VT Global Asset Allocation Fund......................      0.660%           0.110%                0.770%
 Putnam VT Global Growth Fund................................      0.600%           0.150%                0.750%
 Putnam VT Growth and Income Fund............................      0.470%           0.040%                0.510%
 Putnam VT Health Sciences Fund (3)..........................      0.700%           0.340%                1.040%
 Putnam VT High Yield Fund...................................      0.660%           0.060%                0.720%
 Putnam VT International Growth Fund (3).....................      0.800%           0.470%                1.270%
 Putnam VT International Growth and Income Fund..............      0.800%           0.320%                1.120%
 Putnam VT International New Opportunities Fund (3)..........      1.200%           0.680%                1.880%
 Putnam VT Investors Fund (3)................................      0.650%           0.330%                0.980%
 Putnam VT Money Market Fund.................................      0.450%           0.090%                0.540%
 Putnam VT New Opportunities Fund............................      0.580%           0.050%                0.630%
 Putnam VT New Value Fund....................................      0.700%           0.150%                0.850%
 Putnam VT OTC & Emerging Growth Fund (3)....................      0.700%           0.340%                1.040%
 Putnam VT The George Putnam Fund of Boston (3)..............      0.650%           0.360%                1.010%
 Putnam VT US Government and High Quality Bond Fund..........      0.610%           0.080%                0.690%
 Putnam VT Utilities Growth and Income Fund..................      0.670%           0.070%                0.740%
 Putnam VT Vista Fund........................................      0.650%           0.220%                0.870%
 Putnam VT Voyager Fund......................................      0.540%           0.050%                0.590%
 Fidelity VIP Equity-Income Portfolio(4).....................      0.500%           0.080%                0.580%
 Fidelity VIP Overseas Portfolio (4).........................      0.750%           0.170%                0.920%
 Fidelity VIP II Asset Manager Portfolio (4).................      0.550%           0.100%                0.650%

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(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the services provided in consideration of the operating expenses deducted, please see the accompanying Funds prospectuses.

(2) Hartford Growth and Income Fund is a new Fund. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for the
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    Hartford Growth and Income Fund until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. After this waiver, the "Management Fee" would be 0.200%, the "Other Expenses" would be 0.150% and "Total Fund Operating Expenses" ratio would be 0.350% (annualized).

(3) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:

                                                                                                   TOTAL FUND
                                                              MANAGEMENT FEES  OTHER EXPENSES  OPERATING EXPENSES
                                                              ---------------  --------------  ------------------
 Putnam VT Health Sciences Fund*.............................      0.560%          0.340%            0.900%
 Putnam VT International Growth Fund.........................      0.730%          0.470%            1.200%
 Putnam VT International New Opportunities Fund..............      0.920%          0.680%            1.600%
 Putnam VT Investors Fund*...................................      0.520%          0.330%            0.850%
 Putnam VT OTC & Emerging Growth Fund*.......................      0.560%          0.340%            0.900%
 Putnam VT The George Putnam Fund of Boston*.................      0.490%          0.360%            0.850%

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    * Estimated "Management Fees," "Other Expenses" and "Total Fund Operating
Expenses."

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the "Total Operating Expenses" presented in the table would have been 0.570% for Fidelity VIP Equity-Income Portfolio, 0.900% for Fidelity VIP Overseas Portfolio and 0.640% for Fidelity VIP II Asset Manager Portfolio.

HV-2276
33-07471